Summary Of Significant Accounting Policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Aug. 01, 2017	Jul. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Brokerage fee, per month			0.375%	0.417%
Brokerage fee, per annum			4.50%	5.00%
Administrative fee, percentage per annum, of the average net assets	0.25%
Administrative expenses	$ 273,353	$ 389,364
Parent Company [Member]
Summary Of Significant Accounting Policies [Line Items]
Administrative expenses	$ 0	$ 109,142
Tax Year 2014 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2014
Tax Year 2015 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2015
Tax Year 2016 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2016
Tax Year 2017 [Member]
Summary Of Significant Accounting Policies [Line Items]
Partnership's open tax years	2017